Income Taxes (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating loss carryforwards	$ 192,000,000	$ 176,000,000
Unrecognized tax benefits	$ 0
Income Tax Jurisdiction, Foreign [Member]
Statutory tax rate	21.00%
ISRAEL
Statutory tax rate	23.00%